Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unsecured Bonds [Member] | Exchange rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities		$ (1,220)
Fair value of hedged assets	$ 18,720		$ 13,831
Loans with Related Companies [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities	(62,023)
Loans with Related Companies [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities		(3,055)
Fair value of hedged assets			1,226
Bank loans [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities	(9,031)
Operational Income [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities	(235)	(14,608)	(29,808)
Other [Member]. | Interest rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged assets			152
Property, plant & equipment investment [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities		$ (279)
Fair value of hedged assets	$ 213		$ 396